Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities of continuing operations:
Net income / (loss) from continuing operations	$ 24,421	$ (7,611)	$ 15,795
Adjustments to reconcile net income / (loss) to net cash provided by operating activities of continuing operations:
Vessel depreciation and amortization (Note 6)	29,261	32,813	35,979
Amortization and write off of deferred financing costs	1,096	1,359	961
Amortization of above market acquired charters (Note 7)	14,380	14,380	14,380
Equity compensation expense (Note 14)	907	613	1,156
Impairment of vessel (Note 6)	0	28,805	3,282
Changes in operating assets and liabilities:
Trade accounts receivable	13,436	(11,354)	(2,275)
Prepayments and other assets	(1,195)	855	710
Inventories	45	1,147	(438)
Claims	(1,085)	0	0
Trade accounts payable	(9,406)	4,074	2,766
Due to related parties	(12,486)	3,508	(1,861)
Accrued liabilities	(9,558)	1,648	7,624
Deferred revenue	(3,585)	(10,059)	(11,542)
Dry docking costs paid	(954)	0	(609)
Net cash provided by operating activities of continuing operations	45,277	60,178	65,928
Cash flows from investing activities of continuing operations:
Vessel acquisitions and improvements including time charter agreements (Note 6)	(6,519)	(2,428)	(1,679)
Net proceeds from sale of vessels	0	39,789	0
Net cash (used in) / provided by investing activities of continuing operations	(6,519)	37,361	(1,679)
Cash flows from financing activities of continuing operations:
Proceeds from issuance of Partnership units (Note 13)	0	0	17,815
Expenses paid for issuance of Partnership units	0	0	(247)
Payments of long-term debt (Note 8)	(32,733)	(55,283)	(98,464)
Deferred financing costs paid	(788)	(72)	(3,803)
Redemption of Class B unit holders	(116,850)	0	0
Dividends paid (Note 13)	(28,771)	(52,600)	(51,630)
Net cash used in financing activities of continuing operations	(179,142)	(107,955)	(136,329)
Net decrease in cash, cash equivalents and restricted cash from continuing operations	(140,384)	(10,416)	(72,080)
Cash flows from discontinued operations
Operating activities	8,905	37,712	61,046
Investing activities	(1,484)	(41,837)	(359)
Financing activities	158,228	(18,557)	(31,988)
Net increase / (decrease) in cash, cash equivalents and restricted cash from discontinued operations	165,649	(22,682)	28,699
Net increase / (decrease) in cash, cash equivalents and restricted cash	25,265	(33,098)	(43,381)
Cash, cash equivalents and restricted cash at the beginning of the year	38,199	71,297	114,678
Cash, cash equivalents and restricted cash at the end of the year	63,464	38,199	71,297
Supplemental cash flow information
Cash paid for interest	20,138	24,952	19,646
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	15,004	547	312
Offering expenses included in liabilities	0	0	35
Deferred financing costs included in liabilities	0	0	79
Capitalized dry docking costs included in liabilities	2,560	480	11
Assumption of loans regarding the acquisition of the shares of the companies owning the M/T Aristaios and the M/T Anikitos included in discontinued operations	0	43,958	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	57,964	21,203	53,297
Restricted cash - Non-current assets	5,500	16,996	18,000
Cash, cash equivalents and restricted cash at the end of the year	$ 63,464	$ 38,199	$ 71,297